Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment.
Schedule of property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of €)	equipment	Buildings	Vehicles	improvements	equipment (1)	Total
Cost

On January 1, 2018	€2,389	€—	€—	€—	€—	€2,389
Additions	370	—	—	—	253	623
Disposals	(47)	—	—	—	—	(46)
On December 31, 2018	2,712	—	—	—	253	2,965
Adoption of IFRS 16	—	2,338	452	—	—	2,790
Additions	765	4,553	525	808	29	6,680
On December 31, 2019	3,477	6,891	977	808	282	12,435
Additions	597	2,718	875	352	—	4,542
Disposals	(90)	—	—	—	—	(90)
On December 31, 2020	€3,984	€9,609	€1,852	€1,160	€282	€16,887

Depreciation and impairment

On January 1, 2018	€(1,713)	€—	€—	€—	€—	€(1,713)
Depreciation	(463)	—	—	—	(11)	(474)
Disposals	46	—	—	—	—	46
On December 31, 2018	(2,130)	—	—	—	(11)	(2,141)
Depreciation	(460)	(1,315)	(233)	(92)	(28)	(2,128)
On December 31, 2019	(2,590)	(1,315)	(233)	(92)	(39)	(4,269)
Depreciation	(468)	(1,981)	(386)	(351)	(28)	(3,214)
Disposals	90	—	—	—	—	90
On December 31, 2020	€(2,968)	€(3,296)	€(619)	€(443)	€(67)	€(7,393)

Carrying Amount

On December 31, 2018	€582	€—	€—	€—	€242	€824
On December 31, 2019	887	5,576	744	716	243	8,167
On December 31, 2020	€1,016	€6,313	€1,233	€717	€215	€9,494

(1) The Company has elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.